Taxation - Summary of taxation by type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income taxes [line items]
Current taxation	€ 2,722	€ 2,008	€ 1,908
Deferred taxation	(1,059)	3,122	399
Effective tax amount	1,662	5,130	2,306
DT IFRS-EU
Disclosure of income taxes [line items]
Effective tax amount	2,970	1,725	1,877
DT IFRS-IASB adjustment
Disclosure of income taxes [line items]
Effective tax amount	1,308	(3,405)	(429)
Netherlands
Disclosure of income taxes [line items]
Current taxation	601	498	459
Deferred taxation	(141)	901	269
Effective tax amount	460	1,399	729
Rest of the world
Disclosure of income taxes [line items]
Current taxation	2,121	1,510	1,448
Deferred taxation	(918)	2,221	129
Effective tax amount	€ 1,202	€ 3,731	€ 1,578